Long-Term Debt and Other Financial Liabilities, May 2021 Alpha Bank Loan Facility (Details) $ in Thousands		12 Months Ended
	May 20, 2021 USD ($) Tranche	Dec. 31, 2022 USD ($) Installment	Dec. 31, 2021 USD ($)
Senior Long-Term Debt [Abstract]
Balance outstanding		$ 235,603	$ 218,551
May 2021 Alpha Bank Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Face amount	$ 37,450
Number of tranches | Tranche	2
Interim balloon payment		4,500
Balloon payment		$ 14,950
May 2021 Alpha Bank Loan Facility [Member] | First Four Installments [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment		4
Frequency of periodic payment		quarterly
Installment payment		$ 1,500
May 2021 Alpha Bank Loan Facility [Member] | Second Four Installments [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment		4
Frequency of periodic payment		quarterly
Installment payment		$ 1,250
May 2021 Alpha Bank Loan Facility [Member] | Last Eight Installments [Member]
Senior Long-Term Debt [Abstract]
Number of consecutive payment installments | Installment		8
Frequency of periodic payment		quarterly
Installment payment		$ 875
May 2021 Alpha Bank Loan Facility [Member] | LIBOR [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate	3.50%
Tranche A [Member]
Senior Long-Term Debt [Abstract]
Face amount	$ 25,450
Number of existing loan facilities being refinanced | Tranche	2
Tranche B [Member]
Senior Long-Term Debt [Abstract]
Face amount	$ 12,000
Leader Alpha Bank Loan Facility and Squire Alpha Bank Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Balance outstanding	$ 25,459